INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Long-Term [Abstract]
Equity investments - without readily determinable fair value	$ 102	$ 141
Other investments - with readily determinable fair value	26	23
Trading securities	36	31
Long-term investments	164	195
Amounts included in other income (expense), net [Abstract]
Net gain (loss) on equity securities	(41)	(67)	$ 98
Net gain (loss) on equity securities sold during the period	(15)	11	6
Unrealized gain (loss) on equity securities	(26)	(78)	92
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Annual Amount		6	17
Equity Securities without Readily Determinable Fair Value, Downward Price Adjustment, Annual Amount	26
Trading, Unrealized Gain (Loss)	2	(7)	8
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 0